Private Placement - Additional Information (Detail) - USD ($)		2 Months Ended	3 Months Ended	12 Months Ended
	Jan. 10, 2022	Dec. 31, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Private Placement [Line Items]
Proceeds from the issuance of warrants		$ 0		$ 0	$ 17,600,000
Private Placement Warrants [Member]
Private Placement [Line Items]
Proceeds from the issuance of warrants			$ 17,600,000	17,600,000
Private Placement [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Class of warrants or rights issued during the period units	11,733,333
Class of warrants or rights issue price per unit	$ 1.5
Private Placement [Member] | Private Placement Warrants [Member] | Common Class A [Member]
Private Placement [Line Items]
Class of warrants or rights issued during the period units	11,733,333
Class of warrants or rights issue price per unit	$ 1.5
Class of warrants or rights exercise price per share	$ 11.5
Proceeds from the issuance of warrants			$ 17,600,000	$ 17,600,000